Share Capital - Detailed Information of Issued and Outstanding Capital (Detail) - Aegon Ltd. [member] - EUR (€) € / shares in Units, € in Millions, shares in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Common shares	€ 265	€ 319
Common Share [member]
Disclosure of classes of share capital [Line Items]
Common shares	218	253
Authorized share capital	€ 480	€ 720
Number of authorized shares (in million)	4,000	6,000
Par value in cents per share	€ 12	€ 12
Common Share B [member]
Disclosure of classes of share capital [Line Items]
Common shares	€ 47	€ 66
Authorized share capital	€ 240	€ 360
Number of authorized shares (in million)	2,000	3,000
Par value in cents per share	€ 12	€ 12